Deferred tax assets / (liabilities) - Movements of Net Deferred Tax Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	¥ 2,453	¥ 890
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16		895
Acquired in business combination		(6)
(Charged)/credited to consolidated income statement	5,132	650
Credited to other comprehensive income	74	24
Ending balance	7,659	2,453
Contract Liabilities Or Other Non Current Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	68
Ending balance		68
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,016)	(1,145)
Acquired in business combination		(6)
(Charged)/credited to consolidated income statement	(116)	111
Credited to other comprehensive income	64	24
Ending balance	(1,068)	(1,016)
Deferred tax liabilities [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(191)	(211)
(Charged)/credited to consolidated income statement	47	20
Ending balance	(144)	(191)
Deferred tax liabilities [member] | Change in fair value of derivative financial liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(54)
(Charged)/credited to consolidated income statement	20
Ending balance	(34)	(54)
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(14)	(18)
(Charged)/credited to consolidated income statement	2	4
Ending balance	(12)	(14)
Deferred tax liabilities [member] | Depreciation allowances under tax in excess of the related depreciation under accounting [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(478)	(618)
(Charged)/credited to consolidated income statement	(191)	140
Ending balance	(669)	(478)
Deferred tax liabilities [member] | Fair value remeasurement of identifiable assets in business combination [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(29)	(25)
Acquired in business combination		(6)
(Charged)/credited to consolidated income statement	2	2
Ending balance	(27)	(29)
Deferred tax liabilities [member] | Change in fair value of other equity instrument investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(229)	(236)
Credited to other comprehensive income	63	7
Ending balance	(166)	(229)
Deferred tax liabilities [member] | Change in fair value of other non-current financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(20)	(19)
(Charged)/credited to consolidated income statement	4	(1)
Ending balance	(16)	(20)
Deferred tax liabilities [member] | Change in fair value of derivative financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1)	(18)
Credited to other comprehensive income	1	17
Ending balance		(1)
Deferred tax liabilities [member] | Change in fair value of financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(54)	0
(Charged)/credited to consolidated income statement		(54)
Ending balance		(54)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,469	2,035
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16		895
(Charged)/credited to consolidated income statement	5,248	539
Credited to other comprehensive income	10
Ending balance	8,727	3,469
Deferred tax assets [member] | Net effect on right of use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,823
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16		1,312
(Charged)/credited to consolidated income statement	(516)	511
Ending balance	1,307	1,823
Deferred tax assets [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,114	929
(Charged)/credited to consolidated income statement	342	185
Ending balance	1,456	1,114
Deferred tax assets [member] | Provision for major overhauls [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	262	697
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16		(417)
(Charged)/credited to consolidated income statement	99	(18)
Ending balance	361	262
Deferred tax assets [member] | Provision for impairment losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	81	210
(Charged)/credited to consolidated income statement	1,037	(129)
Ending balance	1,118	81
Deferred tax assets [member] | Provision for tax losses (note) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	7	22
(Charged)/credited to consolidated income statement	4,281	(15)
Ending balance	4,288	7
Deferred tax assets [member] | Change in fair value of derivative financial liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		11
(Charged)/credited to consolidated income statement		(11)
Credited to other comprehensive income	10
Ending balance	10
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	114	85
(Charged)/credited to consolidated income statement	16	29
Ending balance	130	114
Deferred tax assets [member] | Contract Liabilities Or Other Non Current Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	68	81
(Charged)/credited to consolidated income statement	(11)	(13)
Ending balance	¥ 57	¥ 68